Expense Example - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2025 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example:
1 year	$ 680
3 years	902
5 years	1,141
10 years	1,827
Fidelity Advisor Value Strategies Fund - Class C
Expense Example:
1 year	287
3 years	579
5 years	995
10 years	1,962
Fidelity Advisor Value Strategies Fund - Class M
Expense Example:
1 year	482
3 years	760
5 years	1,058
10 years	1,906
Fidelity Advisor Value Strategies Fund - Class I
Expense Example:
1 year	86
3 years	268
5 years	466
10 years	$ 1,037